Business Changes and Developments	12 Months Ended
Dec. 31, 2010
Business Changes and Developments
3.	Business Changes and Developments

Incorporation of Shinhan Bank Kazakhstan

In March 2008, the Group incorporated Shinhan Bank Kazakhstan as a wholly-owned subsidiary of Shinhan Bank, a wholly-owned subsidiary of the Group.

Incorporation of Shinhan Bank China Ltd.

In April 2008, the Group incorporated Shinhan Bank (China) Ltd. as a wholly-owned subsidiary of Shinhan Bank, a wholly-owned subsidiary of the Group.

Acquisition of AITAS

In May 2008, the Group acquired 56.63% stake in AITAS. As a result of a series of further acquisitions, the Group owns 89.58% as of December 31, 2008. Subsequently, in September 2008, Shinhan Bank sold its fund management business to AITAS for (Won)3,070 million. The Group recognized goodwill of (Won)42,693 million in connection with acquisition of AITAS.

Joint Venture with KT Freetel

On June 2, 2008, the Group jointly established Shinhan — KTF Mobile Card with KT Freetel. As a result, the Group owns 50% +1 share of the entity and KT Freetel owns the remainder of the interest in the entity.

Incorporation of Shinhan Private Equity Fund II

In August 2008, the Group incorporated Shinhan Private Equity Fund II.

Incorporation of Shinhan Bank Canada

In September 2008, the Group incorporated Shinhan Bank Canada.

Acquisition and Merger in 2009 of Shinhan BNP Paribas Investment Trust Management Co., Ltd and SH Asset Management Co., Ltd.

In 2008, the Group reached an agreement with BNP Paribas S.A. (“BNP Paribas”) to merge Shinhan BNP Paribas Investment Trust Management Co., Ltd. (“Shinhan BNP Paribas Investment Trust Management”) and SH Asset Management Co., Ltd. (“SH Asset Management”) Shinhan BNP Paribas Investment Trust Management is a joint venture between the Group and BNP Paribas, and SH Asset Management Co., Ltd. is a wholly-owned subsidiary of the Group. The merger was completed on January 1, 2009 with Shinhan BNP Paribas Investment Trust Management being the surviving entity and renamed Shinhan BNP Paribas Asset Management Co., Ltd. (“Shinhan BNP Paribas Asset Management”), while SH Asset Management was discharged as of the date of the merger. All of the shares of SH Asset Management have been exchanged for shares of the merged company at the agreed ratio of 0.7860830 common stock of the merged company for every one share of SH Asset Management Co., Ltd. in accordance with the terms of the Merger Agreement and the Applicable Law. As a result of deconsolidation of SH Asset Management the Group recognized (Won)31,933 million of gain on deconsolidation, which is recorded within other non-interest income for the year ended December 31, 2009. Furthermore, on January 2, 2009, the Group sold 1,276,162 shares of Shinhan BNP Paribas Asset Management (8.5% of total outstanding shares) at (Won)18,023 per share to BNP Paribas to maintain a 65% stake of Shinhan BNP Paribas Asset Management after the merger.

Incorporation of Shinhan Bank Japan

In September 2009, the Group incorporated Shinhan Bank Japan.

Incorporation of Shinhan Bank Vietnam

In November 2009, the Group incorporated Shinhan Bank Vietnam.